Note 7 - Derivative Financial Instruments (Details Textual) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset	$ 0.8	$ 0.5